Trade and other receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 12, 2022
Trade and Other Receivables [Line Items]
VAT / GST receivables	$ 405,281	$ 513,334
Insurance amount	510,584	835,117
Non-refundable deposit paid	29,811,251	51,596,838
Current prepaid expenses	$ 0	842,989
Lifezone Limited
Trade and Other Receivables [Line Items]
Non-refundable deposit paid		$ 400,000	$ 400,000